Expense Example, No Redemption {- Fidelity Advisor® Overseas Fund} - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-12 - Fidelity Advisor® Overseas Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Overseas Fund-Class A
Expense Example, No Redemption:
1 Year	$ 718
3 Years	1,019
5 Years	1,341
10 Years	2,252
Fidelity Advisor Overseas Fund-Class M
Expense Example, No Redemption:
1 Year	518
3 Years	870
5 Years	1,246
10 Years	2,299
Fidelity Advisor Overseas Fund-Class C
Expense Example, No Redemption:
1 Year	234
3 Years	721
5 Years	1,235
10 Years	2,646
Fidelity Advisor Overseas Fund-Class I
Expense Example, No Redemption:
1 Year	117
3 Years	365
5 Years	633
10 Years	1,398
Fidelity Advisor Overseas Fund-Class Z
Expense Example, No Redemption:
1 Year	109
3 Years	340
5 Years	590
10 Years	$ 1,306